Organization and Principal Activities (Details) - $ / shares		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 22, 2023
Organization and Principal Activities [Line Items]
Conversion shares		30,280,768
Par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Weighted average number of ordinary shares basic	[2]	37,430,968	30,280,768	30,280,768
Weighted average number of ordinary shares diluted	[2]	37,430,968	30,280,768	30,280,768
BVI Holding [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					100.00%
Maximum [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)			$ 1
Weighted average number of ordinary shares basic			30,280,768
Minimum [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)			$ 0.0001
Weighted average number of ordinary shares basic			156
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Conversion shares		30,280,768

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.